Derivative Financial Instruments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Derivative disclosures
Fair Value, Assets	$ 2,010	$ 1,553
Fair value, Liabilities	$ 2,092	1,637
Strike rate on caps	6.00
Interest Rate Swap | Financial Institution
Derivative disclosures
Notional amount	$ 185,637	115,459
Fair Value, Assets	698
Fair value, Liabilities	1,389	1,612
Interest Rate Swap | Commercial Customer
Derivative disclosures
Notional amount	185,637	115,459
Fair Value, Assets	1,307	1,528
Fair value, Liabilities	698
Interest Rate Cap | Financial Institution
Derivative disclosures
Notional amount	16,482	16,929
Fair Value, Assets	5	25
Interest Rate Cap | Commercial Customer
Derivative disclosures
Notional amount	16,482	16,929
Fair value, Liabilities	$ 5	$ 25